Intangible Assets (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021	Dec. 31, 2022	Apr. 03, 2021	Mar. 31, 2021	Jan. 18, 2021	Oct. 22, 2019	Mar. 02, 2018
Statement [Line Items]
Common shares issued			3,160,000	6,372,298	1,779,833	316,000
Thrudermic, LLC [Member]
Statement [Line Items]
Impairment loss		$ 610,596
Common shares issued								50,000
Price per share								$ 1.00
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Milestone payments	$ 3,000,000
Altum Pharmaceuticals Inc. [Member] | Annual net sales up to $50 million [Member]
Statement [Line Items]
Annual net sales	$ 50,000,000
Royalties payment, percentage	8.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales on the next $25 million [Member]
Statement [Line Items]
Annual net sales	$ 25,000,000
Royalties payment, percentage	10.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales above $75 million [Member]
Statement [Line Items]
Annual net sales	$ 75,000,000
Royalties payment, percentage	12.50%
Altum Pharmaceuticals Inc. [Member] | Third person [Member]
Statement [Line Items]
Upfront payment percentage	30.00%
Altum Pharmaceuticals Inc. [Member] | New Drug Application [Member]
Statement [Line Items]
Milestone payments	$ 5,000,000
Altum Pharmaceuticals Inc. [Member] | First commercial sale [Member]
Statement [Line Items]
Milestone payments	$ 10,000,000
Solmic Patents [Member]
Statement [Line Items]
Consideration paid							$ 10,000
Patents							$ 50,000
Impairment loss		$ 75,611